MONEY MARKET FUND

ARROW FUNDS

SEMI-ANNUAL REPORT
MARCH 31, 1997

Federated Securities Corp., Distributor

CUSIP 042749408
3041403 (5/97)

PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present your Semi-Annual Report for the Arrow Government Money Market Portfolio. This report covers the six-month reporting period from October 1, 1996, through March 31, 1997. It contains complete financial information, including an investment review by the portfolio manager and a list of the fund's government money market holdings.

By investing exclusively in U.S. government money market securities, this fund is one of the safest ways to put your ready cash to work. During the reporting period, the fund paid dividends totaling $0.02 per share. The fund also gives you daily access to your money at any time, and the confidence that comes with knowing the fund's managers strive to maintain a stable $1.00 share value.*

Finally, please note that on April 25, 1997, Mississippi Valley Advisors Inc. succeeded Mark Twain Bank as the investment adviser to the Arrow Government Money Market Portfolio. This change is a result of a merger of Mark Twain Bancshares, Inc., the parent company of Mark Twain Bank, into Mercantile Bancorporation Inc. The terms of the new investment advisory contract with Mississippi Valley Advisors Inc. are substantially similar to the previous investment advisory contract between Arrow Funds and Mark Twain Bank.

Thank you for putting your ready cash to work every day through Arrow Government Money Market Portfolio. We will continue to keep you informed about your investment on a regular basis. Your questions, comments, or suggestions are always welcome.

Sincerely,
[Graphic]
Edward C. Gonzales
President
May 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no guarantee that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

The Arrow Government Money Market Portfolio had $220.5 million in total net assets as of March 31, 1997, with 66% of net assets invested in U.S. Government and agency obligations, and 41% invested in repurchase agreements fully collateralized by U.S. Government obligations. At March 31, 1997, the fund's average maturity was 27 days.

Short-term interest rates rose during the reporting period, with three-month Treasury bills moving from a 5.03% yield on September 30, 1996 to 5.31% yield on March 31, 1997.
On March 25, 1997, the Federal Reserve Board (the "Fed"), raised short-term interest rates by one quarter of one percent. It was the first tightening of monetary policy by the Fed in two years. The Fed cited persistent strength in demand, which was increasing the risk of inflation, as the reason for raising rates. Continued strength in the U.S. economy in the coming months could result in additional raising of short-term rates. The fund intends to continue to maintain a relatively short average maturity to take advantage of the potential for higher money market rates.

ARROW GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

MARCH 31, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT
 OR SHARES                                                                                                      VALUE
 GOVERNMENT AGENCIES -- 65.7%
 $          70,000,000  Federal Farm Credit Bank Bonds -- 29.5%
                        5.24% - 5.55%, 4/1/1997 - 7/1/1997                                               $      65,000,000
            35,000,000 (a)Federal Home Loan Bank Discount Notes -- 15.8%
                        5.28% - 5.35%, 4/1/1997 - 7/7/1997                                                      34,846,056
            15,000,000  Federal National Mortgage Association Bonds -- 6.8%
                        5.43% - 5.50%, 6/19/1997 - 9/11/1997                                                    15,000,000
            10,000,000 (a)Federal National Mortgage Association, Discount Notes -- 4.5%
                        5.28% - 5.31%, 4/17/1997 - 4/25/1997                                                     9,971,022
            20,000,000 (b)Student Loan Marketing Association Notes -- 9.1%
                        5.54% - 5.61%, 4/3/1997 - 4/8/1997                                                      20,000,000
                         TOTAL GOVERNMENT AGENCIES                                                             144,817,078
 MUTUAL FUND SHARES -- 0.0%
                72,443  SEI Government Money Market Portfolio (AT NET ASSET VALUE)                                  72,443
 (C)REPURCHASE AGREEMENTS -- 41.1%
            45,000,000  Morgan Stanley & Co., Inc., 6.00%, dated 3/31/1997, due 4/1/1997                        45,000,000
            45,700,000  Sanwa-BGK Securities Co., 6.40%, dated 3/31/1997, due 4/1/1997                          45,700,000
                         TOTAL REPURCHASE AGREEMENTS                                                            90,700,000
                         TOTAL INVESTMENTS (AT AMORTIZED COST AND VALUE)(D)                              $     235,589,521


(a) Each issue shows the rate of discount at time of purchase.

(b) Current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($220,536,873) at March 31, 1997.

(See Notes which are an integral part of the Financial Statements)

ARROW GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                        $     90,700,000
 Investments in securities                                                        144,889,521
 Total investments in securities, at amortized cost and value                                 $      235,589,521
 Cash                                                                                                        101
 Income receivable                                                                                       801,411
 Deferred expenses                                                                                         7,013
   Total assets                                                                                      236,398,046
 LIABILITIES:
 Payable for investments purchased                                           $     15,000,000
 Income distribution payable                                                          851,534
 Accrued expenses                                                                       9,639
   Total liabilities                                                                                  15,861,173
 NET ASSETS for 220,536,873 shares outstanding                                                $      220,536,873
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $220,536,873 / 220,536,873 shares outstanding                                                             $1.00


(See Notes which are an integral part of the Financial Statements)

ARROW GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                      $       5,908,292
 EXPENSES:
 Investment advisory fee                                                          $    556,576
 Administrative personnel and services fee                                             160,273
 Custodian fees                                                                         27,829
 Transfer and dividend disbursing agent fees and expenses                               17,826
 Directors'/Trustees' fees                                                               2,629
 Auditing fees                                                                           6,497
 Legal fees                                                                              1,909
 Portfolio accounting fees                                                              25,717
 Share registration costs                                                               12,863
 Printing and postage                                                                    7,399
 Insurance premiums                                                                      2,740
 Miscellaneous                                                                           4,954
   Total expenses                                                                                        827,212
     Net investment income                                                                     $       5,081,080


(See Notes which are an integral part of the Financial Statements)

ARROW GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                 ENDED           YEAR ENDED
                                                                              (UNAUDITED)       SEPTEMBER 30,
                                                                             MARCH 31, 1997          1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                     $       5,081,080 $        10,105,545
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                         (5,081,080)        (10,105,545)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                    345,248,383         710,893,017
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                   51                 103
 Cost of shares redeemed                                                        (337,953,959)       (704,231,160)
   Change in net assets resulting from share transactions                          7,294,475           6,661,960
     Change in net assets                                                          7,294,475           6,661,960
 NET ASSETS:
 Beginning of period                                                             213,242,398         206,580,438
 End of period                                                             $     220,536,873 $       213,242,398


(See Notes which are an integral part of the Financial Statements)

ARROW GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                     ENDED
                                                  (UNAUDITED)
                                                    MARCH 31,             YEAR ENDED SEPTEMBER 30,
                                                       1997       1996        1995         1994         1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00      $ 1.00      $ 1.00       $ 1.00         $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                0.02        0.05        0.05         0.03           0.02
 LESS DISTRIBUTIONS
  Distributions from net investment income            (0.02)      (0.05)      (0.05)       (0.03)         (0.02)
 NET ASSET VALUE, END OF PERIOD                      $ 1.00      $ 1.00      $ 1.00       $ 1.00         $ 1.00
 TOTAL RETURN(B)                                       2.30%       4.78%       5.04%        2.90%          1.86%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                             0.74%*      0.75%       0.78%        0.80%         0.73%*
  Net investment income                                4.57%*      4.70%       4.94%        2.86%         2.40%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)          $220,537    $213,242    $206,580     $154,170      $151,311


* Computed on an annualized basis.

(a) Reflects operations for the period from December 21, 1992 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

ARROW GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1997 (UNAUDITED)

1. ORGANIZATION

Arrow Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Arrow Government Money Market Portfolio (the "Fund"). The investment objective of the Fund is current income consistent with stability of principal and liquidity. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                      SIX MONTHS
                                                         ENDED         YEAR ENDED
                                                       MARCH 31,      SEPTEMBER 30,
                                                         1997             1996
 Shares sold                                         345,248,383      710,893,017
 Shares issued to shareholders in payment of
 distributions declared                                       51              103
 Shares redeemed                                    (337,953,959)    (704,231,160)
  Net change resulting from share transactions         7,294,475        6,661,960


At March 31, 1997, capital paid-in aggregated $220,536,873.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Mark Twain Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

  ADMINISTRATIVE FEE -- Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES -- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES -- Mark Twain Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational expenses of $34,683 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five-year period following November 24, 1992 (the date the Fund became effective). For the period ended March 31, 1997, the Fund paid $5,063 pursuant to this agreement.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. SUBSEQUENT EVENT

  Effective April 25, 1997, in connection with the merger of Mark Twain Bancshares, Inc., the parent company of Mark Twain Bank, into Mercantile Bancorporation Inc., Mississippi ValleyAdvisors Inc. succeeded Mark Twain Bank as the investment adviser to the Trust. The terms of the investment advisory contract between the Trust and Mississippi Valley Advisors Inc. are substantially similar to the investment advisory contract between the Trust and Mark Twain Bank.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Edward C. Gonzales
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Edward C. Gonzales
  President and Treasurer
J. Christopher Donahue
  Executive Vice President
John W. McGonigle
  Executive Vice President and Secretary
Charles L. Davis, Jr.
  Vice President and Assistant Secretary
Richard B. Fisher
  Vice President
Gail Cagney
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



EQUITY AND
INCOME
FUNDS

ARROW FUNDS

COMBINED
SEMI-ANNUAL REPORT
MARCH 31, 1997

Federated Securities Corp., Distributor

Cusip 042749101
Cusip 042749200
Cusip 042749309
3041404 (5/97)

PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present your Semi-Annual Report for the Arrow Equity and Income Funds. This report covers the six-month reporting period from October 1, 1996, through March 31, 1997.

This report contains complete financial information, including an investment review by the portfolio manager and a list of holdings, for the Arrow Equity Portfolio, Arrow Fixed Income Portfolio, and Arrow Municipal Income Portfolio.

The fund-by-fund highlights are as follows:

   ARROW EQUITY PORTFOLIO

   This high quality stock fund invests in many household names such as BankAmerica, Chrysler, DuPont, General Electric, Hewlett-Packard, Intel, Mattel, Pepsico, Pfizer, and Wal-Mart. For the six-month period ended March 31, 1997, the fund produced a total return of 7.98%, or 4.17% when adjusted for the fund's sales charge.* Contributing to the total return was a $0.10 increase in net asset value, $0.05 per share in dividends, and capital gain distributions totaling $1.05 per share. Total net assets stood at $58.5 million on the last day of the period.

   ARROW FIXED INCOME PORTFOLIO

   Arrow Fixed Income Portfolio invests in a combination of corporate bonds issued by many well-known companies, and government bonds. The fund paid dividends totaling $0.33 per share over the period, while its net asset value decreased by $0.11 due to bond market volatility. For the six-month period ended March 31, 1997, total return was 2.21%, or -1.35% when adjusted for the fund's sales charge.* On the last day of the period, total net assets stood at $28.2 million.

   ARROW MUNICIPAL INCOME PORTFOLIO

   This fund, designed for tax-sensitive investors, pursues income free of federal income tax through a portfolio of investment-grade, long-term municipal bonds.** On the last day of the period, Arrow Municipal Income Portfolio included bonds issued by municipalities across 14 states. The fund paid tax-free dividends of $0.22 per share during the period, while its net asset value declined by $0.04 due to bond market volatility. For the six-month period ended March 31, 1997, total return was 1.76%, or -1.78% when adjusted for the fund's sales charge.* Total net assets stood at $13.8 million on the last day of the period.

Finally, please note that on April 25, 1997, Mississippi Valley Advisors Inc. succeeded Mark Twain Bank as the investment adviser to the Arrow Funds. This change is a result of a merger of Mark Twain Bancshares, Inc., the parent company of Mark Twain Bank, into Mercantile Bancorporation Inc. The terms of the Arrow Funds' new investment advisory contract with Mississippi Valley Advisors Inc. are substantially similar to the previous investment advisory contract between Arrow Funds and Mark Twain Bank.

Thank you for selecting an Arrow Fund to pursue your financial goals. You have our commitment to bring you the highest level of service as we keep you up to date on your investment progress.

Sincerely,

[Graphic]

Edward C. Gonzales
President
May 15, 1997

 * Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Income may be subject to the federal alternative minimum tax and state and local taxes.

INVESTMENT REVIEW
ARROW EQUITY PORTFOLIO

The equity markets and the Arrow Equity Fund have provided an attractive return for an extended period of time. This has been the case also for the past twelve months, but not without some volatility. Common stocks generally declined from about April - May of 1996 through July and then began a strong recovery phase that lasted until December, only to lose ground during that last month of the year.

Equities started off in January and February 1997 with a strong advance. Most market averages and the Arrow Equity Fund were up about 10% to 11% during this time. The primary support for the markets came from increasing corporate earnings, a modestly advancing economy, low inflation, and moderating bond yields.

The Federal Reserve Board's recent move to raise short-term interest rates has weakened the yield support underpinning the equity markets, and in our view, has been one of the reasons for the heavy selling of stocks in recent weeks. The resulting drop in stock prices has little to do with fundamentals, and more to do with a very nervous market. This is typical of a "correction." We have not experienced what is classified as a "market correction," a drop in stock prices of about 10%, for some time, and that type of environment may be overdue.

Despite near-term uncertainty, we expect a relatively favorable environment for financial assets in the coming months. That includes continuing moderate economic growth, modest inflation, and rising corporate earnings. However, we expect continued selective strength in common stocks, accompanied by a degree of volatility. How selective? Just five companies, IBM, Intel, Microsoft, Coca Cola and General Electric, accounted for almost one quarter of the 20.3% price gain for 1996 in the Standard & Poor's 500 Stock Index.*

At this time it is especially important to stay invested in companies with solid fundamentals and develop a somewhat defensive posture. We especially favor those companies that have visible and predictable earnings growth prospects.

ARROW FIXED INCOME PORTFOLIO

The Arrow Fixed Income Portfolio had total net assets of $28.2 million as of March 31, 1997. The fund had an average maturity of 13 years, with 32% of the fund's net assets invested in U.S. Treasury and Government Agency securities, and 65% invested in investment grade corporate bonds.

Interest rates moved higher during the period, with ten-year U.S. Treasury securities increasing 20 basis points to a 6.90% yield on March 31, 1997 versus a 6.70% yield on September 30, 1996. Thirty-year government bonds increased in yield to a 7.10% yield versus a 6.92% yield at the end of the third quarter of 1996. On March 25, 1997, the Federal Reserve Board raised short-term interest rates by one quarter of one percent. It was the first tightening of monetary policy in two years. While continuing stronger economic numbers is a negative for the markets, inflation is still relatively low and the recent strength of the dollar versus the Japanese yen and the German mark should slow economic growth in the U.S. to a more moderate pace. We therefore do not see longer-term interest rates increasing substantially from current levels, with the upside on thirty-year government securities being in the 7-1/4% to 7-1/2% range.

* The Standard & Poor's 500 Index is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

ARROW MUNICIPAL INCOME PORTFOLIO

During the six-month reporting period ended March 31, 1997, total returns from the municipal market have been only slightly positive. Municipal supply increased during the fourth quarter of 1996, which limited upward movement of bond prices. During the latter part of the first quarter of 1997, the Federal Open Market Committee raised short-term interest rates by one-quarter of one percent. This change in policy caused bond valuations to decline further. Total return for the municipal market was essentially flat to down slightly during the first quarter of 1997.

The Arrow Municipal Income Portfolio finished the first quarter of 1997 with a positive total return (not adjusted for sales charge), due to defensive measures taken late in 1996. The fund remains slightly more defensive in terms of duration, but has remained nearly fully invested and diversified. We expect the economy to continue growing moderately, which may necessitate further increases in short-term interest rates during the next few quarters, but we believe long bond yields are probably near their high. The fund continues to emphasize high-quality issues.

ARROW EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

     SHARES                                                                                                     VALUE
 COMMON STOCKS -- 88.9%
                   COMMERCIAL SERVICES -- 2.2%
         53,000    Reynolds & Reynolds Co., Class A                                                        $ 1,265,375
                   CONSUMER DURABLES -- 2.6%
         18,000    Brunswick Corp.                                                                             483,750
         22,000    Chrysler Corp.                                                                              660,000
         15,000    Mattel, Inc.                                                                                360,000
                     Total                                                                                   1,503,750
                   CONSUMER NON-DURABLES -- 8.0%
          2,000    Gillette Co.                                                                                145,250
         32,000    PepsiCo, Inc.                                                                             1,044,000
         22,000    Philip Morris Cos., Inc.                                                                  2,510,750
         35,000    UST, Inc.                                                                                   975,625
                     Total                                                                                   4,675,625
                   ELECTRONIC TECHNOLOGY -- 12.0%
         25,000    Hewlett-Packard Co.                                                                       1,331,250
         15,000    Intel Corp.                                                                               2,086,875
         15,000    McDonnell-Douglas Corp.                                                                     915,000
         25,000 (a)Sun Microsystems, Inc.                                                                      721,875
         14,000    United Technologies Corp.                                                                 1,053,500
         17,000    Varian Association, Inc.                                                                    909,500
                     Total                                                                                   7,018,000
                   ENERGY MINERALS -- 2.6%
          5,000    Texaco, Inc.                                                                                547,500
         25,000    Unocal Corp.                                                                                953,125
                     Total                                                                                   1,500,625
                   FINANCE -- 26.1%
          4,000    Aflac, Inc.                                                                                 150,000
          6,000    American International Group, Inc.                                                          704,250
     SHARES                                                                                                    VALUE
 COMMON STOCKS -- CONTINUED
                   FINANCE -- CONTINUED
         17,000    BankAmerica Corp.                                                                      $  1,712,750
         13,000    Citicorp                                                                                  1,407,250
         40,000    Federal Home Loan Mortgage Corp.                                                          1,090,000
         20,000    Federal National Mortgage Association                                                       722,500
         80,000    Green Tree Financial Corp.                                                                2,700,000
         11,000    Household International, Inc.                                                               947,375
         56,250    MBNA Corp.                                                                                1,567,969
         25,000    NationsBank Corp.                                                                         1,384,375
         10,000    Norwest Corp.                                                                               462,500
         27,000    Travelers Group, Inc.                                                                     1,292,625
          4,000    Wells Fargo & Co.                                                                         1,136,500
                     Total                                                                                  15,278,094
                   HEALTH SERVICES -- 1.5%
         18,000    United Healthcare Corp.                                                                     857,250
                   HEALTH TECHNOLOGY -- 13.2%
         25,000    Abbott Laboratories                                                                       1,403,125
         20,000 (a)Amgen, Inc.                                                                               1,117,500
         20,000    Medtronic, Inc.                                                                           1,245,000
         14,000    Merck & Co., Inc.                                                                         1,179,500
          7,000    Pfizer, Inc.                                                                                588,875
         30,000    Schering Plough Corp.                                                                     2,182,500
                     Total                                                                                   7,716,500
                   INDUSTRIAL SERVICES -- 1.7%
         15,000    Halliburton Co.                                                                           1,016,250
                   NON-ENERGY MINERALS -- 1.9%
         40,000    Texas Industries, Inc.                                                                    1,100,000
                   PROCESS INDUSTRIES -- 1.3%
         14,000    Avery Dennison Corp.                                                                        539,000
          2,000    Du Pont (E.I.) de Nemours & Co.                                                             212,000
                     Total                                                                                     751,000
     SHARES                                                                                                   VALUE
 COMMON STOCKS -- CONTINUED
                   PRODUCER MANUFACTURING -- 8.9%
         22,000    Allied-Signal, Inc.                                                                     $ 1,567,500
          5,000    Dover Corp.                                                                                 262,500
          5,000    General Electric Co.                                                                        496,250
         17,000    Illinois Tool Works, Inc.                                                                 1,387,625
          8,000    Raychem Corp.                                                                               659,000
         20,000 (a)Thermo Electron Corp.                                                                       617,500
          8,000 (a)U.S. Filter Corp.                                                                           247,000
                     Total                                                                                   5,237,375
                   RETAIL TRADE -- 2.4%
         15,000    Home Depot, Inc.                                                                            802,500
         22,000    Wal-Mart Stores, Inc.                                                                       613,250
                     Total                                                                                   1,415,750
                   TECHNOLOGY SERVICES -- 0.3%
          5,000    Computer Associates International, Inc.                                                     194,375
                   TELECOMMUNICATIONS -- 1.3%
         15,000    Lucent Technologies, Inc.                                                                   791,250
                   TRANSPORTATION -- 2.9%
         15,000 (a)AMR Corp.                                                                                 1,237,500
         16,000    Illinois Central Corp.                                                                      504,000
                     Total                                                                                    1,741,500
                     TOTAL COMMON STOCKS (IDENTIFIED COST $38,834,648)                                       52,062,719
    SHARES OR
    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 U.S. TREASURY SECURITIES -- 3.4%
    $ 2,000,000    United States Treasury Bill, 4/24/1997 (AT AMORTIZED COST)                               $ 1,993,381
 MUTUAL FUNDS -- 7.5%
      2,526,371    Goldman Sachs ILA Treasury Instuments                                                      2,526,371
      1,861,756    SEI Government Portfolio Money Market Fund                                                 1,861,756
                     TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                            4,388,127
                     TOTAL INVESTMENTS (IDENTIFIED COST $45,216,156)(B)                                     $58,444,227


(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $45,216,156. The net unrealized appreciation of investments on a federal tax basis amounts to $13,228,071 which is comprised of $14,043,135 appreciation and $815,064 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($58,554,898) at March 31, 1997.

(See Notes which are an integral part of the Financial Statements)

ARROW EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $45,216,156)             $58,444,227
 Cash                                                                                              8,130
 Income receivable                                                                               102,531
 Deferred expenses                                                                                 1,612
   Total assets                                                                               58,556,500
 LIABILITIES:
 Accrued expenses                                                                                  1,602
 NET ASSETS for 3,862,138 shares outstanding                                                 $58,554,898
 NET ASSETS CONSIST OF:
 Paid in capital                                                                             $42,015,621
 Net unrealized appreciation of investments                                                   13,228,071
 Accumulated net realized gain on investments                                                  3,263,064
 Undistributed net investment income                                                              48,142
   Total Net Assets                                                                          $58,554,898
 NET ASSET VALUE, AND REDEMPTION PROCEEDS PER SHARE:
 $58,554,898 / 3,862,138 shares outstanding                                                       $15.16
 Offering Price Per Share (100/96.50 of $15.16)*                                                  $15.71


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

ARROW EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                                         $  431,697
 Interest                                                                                              62,569
   Total income                                                                                       494,266
 EXPENSES:
 Investment advisory fee                                                        $ 225,024
 Administrative personnel and services fee                                         43,254
 Custodian fees                                                                    11,960
 Transfer and dividend disbursing agent fees and expenses                          14,619
 Directors'/Trustees' fees                                                            723
 Auditing fees                                                                      6,488
 Legal fees                                                                         1,716
 Portfolio accounting fees                                                         23,693
 Distribution services fee                                                         75,008
 Share registration costs                                                           8,179
 Printing and postage                                                               2,784
 Insurance premiums                                                                 1,965
 Miscellaneous                                                                      2,625
   Total expenses                                                                 418,038
 Waivers --
   Waiver of distribution services fee                                            (75,008)
     Net expenses                                                                                   343,030
       Net investment income                                                                        151,236
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                                 3,511,369
 Net change in unrealized appreciation of investments                                               980,648
   Net realized and unrealized gain on investments                                                4,492,017
     Change in net assets resulting from operations                                              $4,643,253


(See Notes which are an integral part of the Financial Statements)

ARROW EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)        YEAR ENDED
                                                                                   MARCH 31,        SEPTEMBER 30,
                                                                                      1997               1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                          $      151,236    $     423,781
 Net realized gain on investments ($3,511,369 and $4,600,860 net gain,
 respectively, as computed for federal tax purposes)                                 3,511,369        4,612,534
 Net change in unrealized appreciation (depreciation)                                  980,648          (11,835)
   Change in net assets resulting from operations                                    4,643,253        5,024,480
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                             (180,833)        (381,222)
 Distributions from net realized gains                                              (3,886,419)        (218,057)
   Change in net assets resulting from distributions to shareholders                (4,067,252)        (599,279)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                       10,910,353       12,339,545
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                389,067           47,007
 Cost of shares redeemed                                                            (8,893,275)      (4,946,669)
   Change in net assets resulting from share transactions                            2,406,145        7,439,883
     Change in net assets                                                            2,982,146       11,865,084
 NET ASSETS:
 Beginning of period                                                                55,572,752       43,707,668
 End of period (including undistributed net investment income
 of $48,142 and $77,739, respectively)                                          $   58,554,898    $  55,572,752


(See Notes which are an integral part of the Financial Statements)

ARROW EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                    ENDED
                                                 (UNAUDITED)
                                                  MARCH 31,                YEAR ENDED SEPTEMBER 30,
                                                     1997        1996      1995        1994       1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD              $15.06        $13.80     $ 9.74      $10.02     $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.06          0.12       0.10        0.07       0.04
  Net realized and unrealized gain (loss)
  on investments                                     1.14          1.32       4.05       (0.25)      0.02
  Total from investment operations                   1.20          1.44       4.15       (0.18)      0.06
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                                 (0.05)        (0.11)     (0.09)      (0.07)     (0.04)
  Distributions from net realized gain
  on investments                                    (1.05)        (0.07)        --       (0.03)       --
  Total distributions                               (1.10)        (0.18)     (0.09)       (0.10)    (0.04)
 NET ASSET VALUE, END OF PERIOD                    $15.16        $15.06     $13.80       $ 9.74    $10.02
 TOTAL RETURN(B)                                     7.98%        10.48%     42.90%       (1.84%)    0.60%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                           1.14%*        1.17%      1.28%        1.36%     1.32%*
  Net investment income                              0.50%*        0.86%      0.90%        0.74%     0.62%*
  Expense waiver/reimbursement(c)                    0.25%*        0.28%      0.30%        0.28%     0.30%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)         $58,555       $55,573    $43,708      $30,282   $31,159
  Average commission rate paid(d)                 $0.0905       $0.0756         --          --         --
  Portfolio turnover                                   25%           45%        45%         127%       54%


* Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1993 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

ARROW FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 CORPORATE BONDS -- 64.5%
                  AEROSPACE & DEFENSE -- 1.8%
 $      500,000   Rockwell International Corp., 6.75%, 9/15/2002                                                  $    492,840
                  BANKING -- 8.3%
      1,000,000   Bank of Scotland, Edinburgh, 6.50%, 2/15/2011                                                        892,150
        500,000   BankAmerica Corp., 7.50%, 10/15/2002                                                                 504,795
        500,000   NationsBank Corp., 6.50%, 3/15/2006                                                                  466,085
        500,000   NationsBank Corp., 6.875%, 2/15/2005                                                                 482,765
                    Total                                                                                            2,345,795
                  CONSUMER PRODUCTS -- 6.8%
      1,000,000   Kimberly Clark Corp., 7.875%, 2/1/2023                                                               967,360
      1,000,000   Philip Morris Cos., Inc., 7.75%, 1/15/2027                                                           952,780
                    Total                                                                                            1,920,140
                  FINANCE -- 8.4%
        500,000   MBNA Corp., 6.875%, 10/1/1999                                                                        499,250
      1,000,000   Smurfit Capital, 6.75%, 11/20/2005                                                                   944,360
      1,000,000   Travelers Group, Inc., 6.25%, 12/1/2005                                                              926,370
                    Total                                                                                            2,369,980
                  INDUSTRIAL -- 23.3%
        500,000   La Quinta Inns, Inc., 7.25%, 3/15/2004                                                               487,175
      1,000,000   Millenium America, Inc., 7.00%, 11/15/2006                                                           947,920
      1,000,000   Tele-Communications, Inc., 9.875%, 6/15/2022                                                       1,073,700
      1,000,000   Time Warner, Inc., 8.05%, 1/15/2016                                                                  975,640
      1,000,000   USX Corp., 9.375%, 5/15/2022                                                                       1,133,860
      1,000,000   WMX Technologies, Inc., 7.125%, 6/15/2001                                                            999,660
      1,000,000   Wharf International Finance Ltd., 7.625%, 3/13/2007                                                  972,030
                    Total                                                                                            6,589,985
    PRINCIPAL
     AMOUNT
    OR SHARES                                                                                                        VALUE
 CORPORATE BONDS -- CONTINUED
                  OIL -- 3.4%
 $    1,000,000   Phillips Petroleum Co., 7.92%, 4/15/2023                                                        $    969,960
                  UTILITIES -- 12.5%
        674,000   Arkansas Electric Co-op Corp., 7.33%, 6/30/2008                                                      671,843
      1,000,000   Central LA Electric Co., 6.95%, 6/21/2006                                                            956,450
      1,000,000   Duke Power Co., 7.375%, 3/1/2023                                                                     921,000
        500,000   Midwest Power Systems, Inc., 7.00%, 2/15/2005                                                        486,715
        500,000   United Telephone Co. of Florida, 7.25%, 12/15/2004                                                   497,940
                    Total                                                                                            3,533,948
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $18,767,970)                                             18,222,648
 GOVERNMENT BONDS -- 31.5%
                  FOREIGN MUNICIPAL -- 1.8%
        500,000   Ontario, Province, Canada, 7.375%, 1/27/2003                                                         506,080
                  GOVERNMENT AGENCIES -- 5.3%
        500,000   Federal Home Loan Bank, 6.32%, 2/1/2000                                                              495,570
      1,000,000   Federal National Mortgage Association, 7.55%, 6/10/2004                                              994,690
                    Total                                                                                            1,490,260
 U.S. TREASURY SECURITIES -- 24.4%
      3,000,000   U.S. Treasury Bond, 7.50%, 11/15/2016                                                              3,087,000
      1,000,000   U.S. Treasury Note, 5.875%, 2/15/2004                                                                945,890
      1,500,000   U.S. Treasury Note, 7.50%, 5/15/2002                                                               1,547,190
      1,250,000   U.S. Treasury Note, 8.00%, 5/15/2001                                                               1,307,150
                    Total                                                                                            6,887,230
                    TOTAL GOVERNMENT BONDS (IDENTIFIED COST $9,275,418)                                              8,883,570
 MUTUAL FUND -- 2.6%
        720,022   Goldman Sachs ILA Treasury Money Market Fund (AT NET ASSET VALUE)                                    720,022
                    TOTAL INVESTMENTS (IDENTIFIED COST $28,763,410)(A)                                           $  27,826,240


(a) The cost of investments for federal tax purposes amounts to $28,763,410. The net unrealized depreciation of investments on a federal tax basis amounts to $937,170 which is comprised of $39,465 appreciation and $976,635 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($28,229,184) at March 31, 1997.

(See Notes which are an integral part of the Financial Statements)

ARROW FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $28,763,410)                     $ 27,826,240
 Income receivable                                                                                        543,692
 Deferred expenses                                                                                          1,998
    Total assets                                                                                       28,371,930
 LIABILITIES:
 Income distribution payable                                                           $139,793
 Accrued expenses                                                                         2,953
    Total liabilities                                                                                     142,746
 NET ASSETS for 2,943,000 shares outstanding                                                         $ 28,229,184
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                     $ 30,075,419
 Net unrealized depreciation of investments                                                              (937,170)
 Accumulated net realized loss on investments                                                            (909,065)
    Total Net Assets                                                                                 $ 28,229,184
 NET ASSET VALUE, AND REDEMPTION PROCEEDS PER SHARE:
 $28,229,184 / 2,943,000 shares outstanding                                                                 $9.59
 Offering Price Per Share (100/96.50 of $9.59)*                                                             $9.94


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

ARROW FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                                          $     30,901
 Interest                                                                                                992,466
    Total income                                                                                       1,023,367
 EXPENSES:
 Investment advisory fee                                                     $     86,990
 Administrative personnel and services fee                                         24,863
 Custodian fees                                                                    11,934
 Transfer and dividend disbursing agent fees and expenses                          19,004
 Directors'/Trustees' fees                                                          1,492
 Auditing fees                                                                      5,968
 Legal fees                                                                         1,487
 Portfolio accounting fees                                                         24,406
 Distribution services fee                                                         36,246
 Share registration costs                                                           6,881
 Printing and postage                                                               1,532
 Insurance premiums                                                                 1,813
 Miscellaneous                                                                      4,568
    Total expenses                                                                227,184
 Waivers --
    Waiver of distribution services fee                                           (36,246)
      Net expenses                                                                                      190,938
        Net investment income                                                                           832,429
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                        53,460
 Net change in unrealized depreciation of investments                                                  (368,730)
   Net realized and unrealized loss on investments                                                     (315,270)
     Change in net assets resulting from operations                                                 $   517,159


(See Notes which are an integral part of the Financial Statements)

ARROW FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                                 (UNAUDITED)     YEAR ENDED
                                                                                   MARCH 31,     SEPTEMBER 30,
                                                                                    1997            1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                           $   832,429      $ 1,705,740
 Net realized gain (loss) on investments ($53,460 net gain, and $540,150
 net loss, respectively, as computed for federal tax purposes)                        53,460         (184,315)
 Net change in unrealized appreciation (depreciation)                               (368,730)        (843,230)
   Change in net assets resulting from operations                                    517,159          678,195
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                           (832,429)      (1,705,740)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                      2,742,731        6,570,600
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                               12,062           27,485
 Cost of shares redeemed                                                          (2,918,670)      (7,523,659)
   Change in net assets resulting from share transactions                           (163,877)        (925,574)
     Change in net assets                                                           (479,147)      (1,953,119)
 NET ASSETS:
 Beginning of period                                                              28,708,331       30,661,450
 End of period                                                                   $28,229,184 $     28,708,331


(See Notes which are an integral part of the Financial Statements)

ARROW FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                    ENDED
                                                  (UNAUDITED)
                                                    MARCH 31,             YEAR ENDED SEPTEMBER 30,
                                                     1997         1996        1995        1994        1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD              $ 9.70        $10.06      $ 9.31       $10.75      $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.33          0.57        0.59         0.59        0.44
  Net realized and unrealized gain (loss)
  on investments                                    (0.11)        (0.36)       0.75        (1.41)       0.75
  Total from investment operations                   0.22          0.21        1.34        (0.82)       1.19
 LESS DISTRIBUTIONS
  Distributions from net investment income          (0.33)        (0.57)      (0.59)       (0.59)      (0.44)
  Distributions from net realized gain
  on investments                                      --           --           --         (0.03)        --
  Total distributions                               (0.33)        (0.57)      (0.59)       (0.62)      (0.44)
 NET ASSET VALUE, END OF PERIOD                    $ 9.59        $ 9.70      $10.06       $ 9.31      $10.75
 TOTAL RETURN(B)                                     2.21%         2.12%      14.89%       (7.85%)     12.09%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                           1.32%*        1.27%       1.22%        1.15%       1.05%*
  Net investment income                              5.74%*        5.84%       6.17%        5.86%       5.71%*
  Expense waiver/reimbursement(c)                    0.25%*        0.26%       0.26%        0.26%       0.27%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)         $28,229       $28,708     $30,661      $32,743     $42,715
  Portfolio turnover                                   25%           55%         33%          28%         28%


* Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1993 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

ARROW MUNICIPAL INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
 (A)LONG-TERM MUNICIPALS -- 91.6%
                  CALIFORNIA -- 5.3%
 $     700,000    Long Beach Harbor, CA, Revenue Bonds (Series A), 7.25% 5/15/2019                              $   733,194
                  GEORGIA -- 4.0%
       500,000    Appling County, GA Development Authority, PCR Refunding Bonds,
                  7.00% (Oglethorpe Power Corp.)/(MBIA Insured), 1/1/2012                                           548,930
                  ILLINOIS -- 7.5%
       500,000    Illinois Housing Development Authority, Mortgage Revenue Bonds
                  (Series D-1), 6.40%, 8/1/2017                                                                     510,550
       485,000    Waukegan, IL, GO UT Bonds, 6.80%, 12/30/2007                                                      521,074
                     Total                                                                                        1,031,624
                  INDIANA -- 3.7%
       500,000    Ball State University, University Revenue Bonds (Series G), 6.125%
                  (FGIC Insured), 7/1/2014                                                                          511,975
                  IOWA -- 8.6%
       500,000    Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds
                  (Series B), 6.75%, 3/1/2004                                                                       529,635
       650,000    Ottumwa Iowa Community School District, GO UT Bonds, 5.60% (CGIC
                  Insured), 6/1/2010                                                                                655,324
                     Total                                                                                        1,184,959
                  KENTUCKY -- 2.7%
       350,000    Kentucky Higher Education Student Loan Corporation, Insured Student
                  Loan Revenue Bonds (Series D), 7.10%, 12/1/2011                                                   373,618
                  MISSISSIPPI -- 3.9%
       500,000    Mississippi Higher Education, Student Loan Revenue Bonds
                 (Sub-Series C), 7.50% (Guaranteed Student Loans LOC), 9/1/2009                                     532,190
                 MISSOURI -- 22.5%
       340,000   Kansas City, MO, Sewer Authority, Refunding Revenue Bonds, 6.40%,
                 3/1/2010                                                                                           352,628
    PRINCIPAL
     AMOUNT                                                                                                        VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                 MISSOURI -- CONTINUED
 $     500,000   Missouri State Environmental Improvement & Energy Authority,
                 Refunding Revenue Bonds, 5.50% (Associated Electric Cooperative
                 Thomas Hill), 12/1/2010                                                                       $    500,170
       300,000   Missouri State HEFA, Revenue Bonds, 6.50% (St. Louis University)/
                 (AMBAC Insured), 8/1/2016                                                                          321,003
       120,000   Missouri State Housing Development Commission, SFM Revenue Bonds
                 (Series A), 6.00% (GNMA COL), 6/1/2015                                                             121,100
       740,000   Missouri State Housing Development Commission, SFM Revenue Bonds
                 (Series A), 6.625% (GNMA COL), 12/1/2017                                                           762,200
     1,000,000   Missouri State, Third State Building GO UT Refunding Bonds (Series B),
                 6.30%, 11/1/2012                                                                                 1,041,610
                   Total                                                                                          3,098,711
                 NEVADA -- 3.9%
       500,000   Clark County, NV, Pollution Control, Refunding Revenue Bonds
                 (Series B), 6.60% (Nevada Power Co.), 6/1/2019                                                     534,870
                 PENNSYLVANIA -- 5.3%
       545,000   Delaware County, PA, GO UT Refunding Bonds, 6.00% (United States
                 Treasury PRF), 11/15/2002 (@102)                                                                   575,896
       155,000   Delaware County, PA, Refunding Bonds, 6.00%, 11/15/2014                                            157,682
                   Total                                                                                            733,578
                 TEXAS -- 12.5%
       500,000   North Texas Higher Education Authority, Inc., Student Loan Revenue
                 Refunding Bonds (Series D), 6.30% (Guaranteed Student Loans LOC),
                 4/1/2010                                                                                           498,905
       155,000   Texas State, GO UT Bonds (Series A), 6.60% (Veterans Housing
                 Assistance Fund), 12/1/2016                                                                        158,120
     1,000,000   Texas State, GO UT Bonds (Series A), 7.00%, 8/1/2011                                             1,078,590
                   Total                                                                                          1,735,615
                 VIRGINIA -- 4.2%
       550,000   Virginia State Housing Development Authority, Revenue Bonds (Series B),
                 6.55%, 1/1/2011                                                                                    581,691
    PRINCIPAL
     AMOUNT
       OR
     SHARES                                                                                                       VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                 WASHINGTON -- 5.6%
 $     725,000   King County, WA School District #415 Kent, GO UT Bonds (Series B),
                 6.00%, 12/1/2008                                                                              $    766,412
                 WISCONSIN -- 1.9%
       255,000   Madison, WI, IDR (Series A), 6.75% (Madison Gas & Electric Co.), 4/1/2027                          268,523
                   TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $12,365,280)                                      12,635,890
 MUTUAL FUNDS -- 7.1%
       666,542   Goldman Sachs ILA Tax Exempt Money Market Fund                                                     666,542
       316,223   SEI Tax Exempt Money Market Fund                                                                   316,223
                   TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                                          982,765
                   TOTAL INVESTMENTS (IDENTIFIED COST $13,348,045)(B)                                          $ 13,618,655


(a) At March 31, 1997, 29.2% of the total investments at market value were subject to alternative minimum tax.

(b) The cost of investments for federal tax purposes amounts to $13,348,045. The net unrealized appreciation of investments on a federal tax basis amounts to $270,610 which is comprised of $285,624 appreciation and $15,014 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($13,795,291) at March 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
CGIC  -- Capital Guaranty Insurance Corporation
COL   -- Collateralized
FGIC  -- Financial Guaranty Insurance Company
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HEFA  -- Health and Education Facilities Authority
IDR   -- Industrial Development Revenue
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
PCR   -- Pollution Control Revenue
PRF   -- Prerefunded
SFM   -- Single Family Mortgage
UT    -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

ARROW MUNICIPAL INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $13,348,045)                     $  13,618,655
 Cash                                                                                                          100
 Income receivable                                                                                         226,151
 Deferred expenses                                                                                           1,282
   Total assets                                                                                         13,846,188
 LIABILITIES:
 Income distribution payable                                                          $49,640
 Accrued expenses                                                                       1,257
   Total liabilities                                                                                        50,897
 NET ASSETS for 1,349,879 shares outstanding                                                         $  13,795,291
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                     $  13,854,163
 Net unrealized appreciation of investments                                                                270,610
 Accumulated net realized loss on investments                                                             (329,482)
   Total Net Assets                                                                                  $  13,795,291
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $13,795,291 / 1,349,879 shares outstanding                                                                 $10.22
 Offering Price Per Share (100/96.50 of $10.22)*                                                            $10.59


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

ARROW MUNICIPAL INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                           $ 406,301
 EXPENSES:
 Investment advisory fee                                                                 $ 50,185
 Administrative personnel and services fee                                                 24,863
 Custodian fees                                                                             1,792
 Transfer and dividend disbursing agent fees and expenses                                  16,252
 Directors'/Trustees' fees                                                                    947
 Auditing fees                                                                              6,284
 Legal fees                                                                                 1,348
 Portfolio accounting fees                                                                 24,730
 Distribution services fee                                                                 17,923
 Share registration costs                                                                   6,142
 Printing and postage                                                                       3,216
 Insurance premiums                                                                         1,377
 Miscellaneous                                                                              3,579
   Total expenses                                                                         158,638
 Waivers --
   Waiver of investment advisory fee                                  $   (42,299)
   Waiver of distribution services fee                                    (17,923)
     Total waivers                                                                        (60,222)
       Net expenses                                                                                       98,416
       Net investment income                                                                             307,885
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                         31,968
 Net change in unrealized appreciation of investments                                                    (89,523)
   Net realized and unrealized loss on investments                                                       (57,555)
     Change in net assets resulting from operations                                                   $  250,330


(See Notes which are an integral part of the Financial Statements)

ARROW MUNICIPAL INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)         YEAR ENDED
                                                                                   MARCH 31,        SEPTEMBER 30,
                                                                                      1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                           $   307,885       $   763,708
 Net realized gain (loss) on investments ($31,968 net gain and
 $284,885 net loss, respectively, as computed for federal tax purposes)               31,968            70,342
 Net change in unrealized appreciation (depreciation)                                (89,523)             (648)
   Change in net assets resulting from operations                                    250,330           833,402
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                           (307,885)         (763,708)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                        388,776         1,294,036
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                8,955            22,639
 Cost of shares redeemed                                                          (1,491,846)       (4,175,893)
   Change in net assets resulting from share transactions                         (1,094,115)       (2,859,218)
     Change in net assets                                                         (1,151,670)       (2,789,524)
 NET ASSETS:
 Beginning of period                                                              14,946,961        17,736,485
 End of period                                                                   $13,795,291       $14,946,961


(See Notes which are an integral part of the Financial Statements)

ARROW MUNICIPAL INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS
                                                   ENDED
                                                 (UNAUDITED)
                                                  MARCH 31,           YEAR ENDED SEPTEMBER 30,
                                                     1997      1996        1995         1994       1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD              $10.26     $10.22      $ 9.87       $10.61      $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.22       0.47        0.46         0.47        0.32
  Net realized and unrealized gain (loss)
  on investments                                    (0.04)      0.04        0.35        (0.72)       0.61
  Total from investment operations                   0.18       0.51        0.81        (0.25)       0.93
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                                 (0.22)     (0.47)      (0.46)       (0.47)      (0.32)
  Distributions from net realized gain
  on investments                                       --        --           --        (0.02)        --
  Total distributions                               (0.22)     (0.47)      (0.46)       (0.49)      (0.32)
 NET ASSET VALUE, END OF PERIOD                    $10.22     $10.26      $10.22       $ 9.87      $10.61
 TOTAL RETURN(B)                                     1.76%      5.04%       8.46%       (2.41%)      9.43%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                           1.37%*     1.20%       1.09%        0.85%       0.72%*
  Net investment income                              4.29%*     4.49%       4.70%        4.62%       4.71%*
  Expense waiver/reimbursement(c)                    0.84%*     0.84%       0.80%        0.81%       0.85%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)         $13,795    $14,947     $17,736      $23,187     $24,087
  Portfolio turnover                                    7%        20%         38%          27%         14%


* Computed on an annualized basis.

(a) Reflects operations for the period from February 1, 1993 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

ARROW EQUITY AND INCOME FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997 (UNAUDITED)

1. ORGANIZATION

Arrow Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios (individually referred to as the "Fund," or collectively as the "Funds"). The following portfolios are included herein:

 PORTFOLIO NAME                               INVESTMENT OBJECTIVE
 Arrow Equity Portfolio ("Equity Fund")      Capital appreciation by investing primarily in
                                             equity securities.
 Arrow Fixed Income Portfolio                Current income by investing primarily in a portfolio of
 ("Fixed Income Fund")                       U.S. government and investment grade corporate securities.
 Arrow Municipal Income Portfolio            Current income which is exempt from regular federal income
 ("Municipal Income Fund")                   tax by investing primarily in a diversified portfolio of
                                             municipal securities.


The financial statements of Arrow Government Money Market Portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.
   FEDERAL TAXES -- It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

   At September 30, 1996, the funds listed below, for federal tax purposes, had capital loss carryforwards, which will reduce each fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the funds of any liability for federal tax.

                              CAPITAL LOSS     CAPITAL LOSS      CAPITAL LOSS
                              CARRYFORWARD    CARRYFORWARD       CARRYFORWARD        TOTAL
                              TO EXPIRE IN     TO EXPIRE IN      TO EXPIRE IN     CAPITAL LOSS
    FUND                          2002           2003                2004         CARRYFORWARDS
    Fixed Income Fund             $24           $227,158           $540,150         $767,332
    Municipal Income Fund          --             76,653            284,885          361,538


   Additionally, net capital losses on Fixed Income Fund of $195,217, attributable to security transactions incurred after October 31, 1995, were treated as arising on October 1, 1996, the first day of the Fund's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                  EQUITY FUND             FIXED INCOME FUND             MUNICIPAL INCOME FUND
                            SIX MONTHS      YEAR        SIX MONTHS         YEAR         SIX MONTHS        YEAR
                              ENDED         ENDED         ENDED            ENDED          ENDED           ENDED
                             MARCH 31,  SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,
                              1997         1996           1997            1996            1997             1996
 Shares sold                 718,054       867,438        276,196        661,379          37,670         126,133
 Shares issued to share-
 holders in payment of
 distributions declared       25,709         3,298          1,217          2,772             871           2,204
 Shares redeemed            (572,168)     (346,978)      (295,025)      (750,074)       (144,871)       (407,947)
 Net change resulting
 from share
  transactions               171,595       523,758       (17,612)        (85,923)       (106,330)       (279,610)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Mark Twain Bank, the Funds' investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as follows:

   FUND                      ADVISORY FEE
   Equity Fund                  0.75%
   Fixed Income Fund            0.60%
   Municipal Income Fund        0.70%


   The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Funds for the period.

   DISTRIBUTION SERVICES FEE -- The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of average daily net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES -- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

   CUSTODIAN FEES -- Mark Twain Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses for the Funds were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five-year period following November 24, 1992 (the date the Trust became effective). For the six months ended March 31, 1997, each Fund paid the following amounts to FAS pursuant to this agreement:

                                     EXPENSES OF           AMOUNTS REIMBURSED TO
                                     ORGANIZING           FAS FOR THE SIX MONTHS
 FUND                                 THE FUND             ENDED MARCH 31, 1997
 Equity Fund                          $17,560                     $2,524
 Fixed Income Fund                     17,401                      2,456
 Municipal Income Fund                 16,729                      2,346


   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1997, were as follows:

 FUND                              PURCHASES                  SALES
 Equity Fund                      $14,145,966              $21,016,202
 Fixed Income Fund                  6,997,988                7,873,901
 Municipal Income Fund                923,770                2,661,022


6. SUBSEQUENT EVENT

Effective April 25, 1997, in connection with the merger of Mark Twain Bancshares, Inc., the parent company of Mark Twain Bank, into Mercantile Bancorporation Inc., Mississippi Valley Advisors Inc. succeeded Mark Twain Bank as the investment adviser to the Trust. The terms of the investment advisory contract between the Trust and Mississippi Valley Advisors Inc. are substantially similar to the investment advisory contract between the Trust and Mark Twain Bank.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Edward C. Gonzales
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Edward C. Gonzales
  President and Treasurer
J. Christopher Donahue
  Executive Vice President
John W. McGonigle
  Executive Vice President and Secretary
Charles L. Davis, Jr.
  Vice President and Assistant Treasurer
Richard B. Fisher
  Vice President
Gail Cagney
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.